Schedule of Investments (unaudited) January 31, 2020	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 113.4%

Equity Funds — 39.1%
iShares Core MSCI Emerging Markets ETF	11,029	$557,957
iShares Edge MSCI International Momentum Factor ETF(a)	4,986	157,009
iShares Edge MSCI International Quality Factor ETF(a)	22,531	714,458
iShares Edge MSCI International Value Factor ETF	19,469	452,849
iShares Edge MSCI Min Vol EAFE ETF(a)	7,557	561,485
iShares Edge MSCI Min Vol Emerging Markets ETF	3,174	175,998
iShares Edge MSCI Min Vol USA ETF	20,519	1,377,646
iShares Edge MSCI USA Momentum Factor ETF	3,258	424,387
iShares Edge MSCI USA Quality Factor ETF	18,388	1,844,500
iShares Edge MSCI USA Size Factor ETF	5,286	508,355
iShares Edge MSCI USA Value Factor ETF	13,567	1,171,375
iShares Global REIT ETF(a)	20,048	558,136
iShares MSCI EAFE Small-Cap ETF	4,316	258,572
Master Small Cap Index Series	$785,595	785,595

		9,548,322

Fixed-Income Funds — 60.9%
BlackRock Total Factor Fund, Class K	238,852	2,443,454
iShares Edge High Yield Defensive Bond ETF(a)	26,134	1,320,551
iShares Edge Investment Grade Enhanced Bond ETF(a)	74,756	3,956,835
iShares TIPS Bond ETF(a)	16,490	1,963,299
iShares U.S. Treasury Bond ETF	196,102	5,213,372

		14,897,511

Short-Term Securities — 13.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(b)	70,538	70,538
SL Liquidity Series, LLC, Money Market Series, 1.71%(b)(c)	3,217,505	3,218,470

		3,289,008

Total Affiliated Investment Companies — 113.4% (Cost: $26,045,419)		27,734,841

Liabilities in Excess of Other Assets — (13.4)%		(3,286,638)

Net Assets — 100.0%		$24,448,203

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	34,688	35,850	—	70,538	$70,538	$212	$—	$—
BlackRock Total Factor Fund, Class K	88,704	161,471	(11,323)	238,852	2,443,454	2,193	64,639	(28,266)
iShares Core MSCI Emerging Markets ETF	4,731	7,799	(1,501)	11,029	557,957	13,955	1,857	6,835
iShares Edge High Yield Defensive Bond ETF	10,080	16,354	(300)	26,134	1,320,551	15,211	51	17,437
iShares Edge Investment Grade Enhanced Bond ETF	27,994	49,421	(2,659)	74,756	3,956,835	23,903	77,969	227,731
iShares Edge MSCI International Momentum Factor ETF	6,000	10,536	(11,550)	4,986	157,009	3,359	21,141	6,254
iShares Edge MSCI International Quality Factor ETF	5,900	16,631	—	22,531	714,458	4,265	—	21,559
iShares Edge MSCI International Value Factor ETF	7,700	12,969	(1,200)	19,469	452,849	7,512	1,850	2,191
iShares Edge MSCI Min Vol EAFE ETF	2,013	6,033	(489)	7,557	561,485	8,664	(2)	38,809

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock LifePath® Smart Beta Retirement Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol Emerging Markets ETF	1,121	2,153		(100)	3,174	$175,998	$2,357		$(34)	$(4,202)
iShares Edge MSCI Min Vol USA ETF	10,233	17,800		(7,514)	20,519	1,377,646	9,933		120,912	275,213
iShares Edge MSCI USA Momentum Factor ETF	1,995	3,452		(2,189)	3,258	424,387	2,493		12,881	34,333
iShares Edge MSCI USA Quality Factor ETF	6,450	13,887		(1,949)	18,388	1,844,500	6,845		7,265	108,179
iShares Edge MSCI USA Size Factor ETF	1,900	3,386		—	5,286	508,355	1,670		—	25,011
iShares Edge MSCI USA Value Factor ETF	4,916	9,875		(1,224)	13,567	1,171,375	7,248		3,493	34,739
iShares Global REIT ETF	7,032	13,887		(871)	20,048	558,136	12,164		(344)	25,659
iShares MSCI EAFE Small-Cap ETF	2,868	5,118		(3,670)	4,316	258,572	7,715		13,262	3,647
iShares TIPS Bond ETF	6,549	11,338		(1,397)	16,490	1,963,299	3,674		233	107,358
iShares U.S. Treasury Bond ETF	75,746	138,201		(17,845)	196,102	5,213,372	19,211		(1,801)	186,308
Master Small Cap Index Series(b)	$317,125	$ 468,470	(c)	$ —	$ 785,595	785,595	2,746		1,057	33,416
SL Liquidity Series, LLC, Money Market Series(b)	866,250	2,351,255		—	3,217,505	3,218,470	6,423	(d)	(1)	119

						$27,734,841	$161,753		$324,428	$1,122,330

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$23,730,776	$—	$—	$23,730,776

Investments Valued at Net Asset Value (“NAV”)(b)				4,004,065

Total Investments				$27,734,841

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2